RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Related Party Transaction, Amounts of Transaction	$ 850,028	$ 610,821		$ 539,706
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	0	965,000		525,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.00	$ 0.24		$ 0.36
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction, Amounts of Transaction	$ 548,585	$ 318,456		$ 256,319
Related Party Transaction, Amounts of Transaction which the related party is entitled to receive	274,292	159,228		127,348
Due to Related Parties	53,632	47,924	$ 47,924	47,792
Due to Related Parties for expenses earned for work on behalf of the Company	$ 3,800	5,000	$ 5,000	5,000
Insiders [Member]
Related Party Transaction, Amounts of Transaction		$ 75,502
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares		610,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)		$ 0.24	$ 0.30
An Officer [Member]
Related Party Transaction, Amounts of Transaction				$ 89,643
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares				400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Strike Price				$ 0.31
Directors [Member]
Related Party Transaction, Amounts of Transaction					$ 18,175
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Strike Price					$ 0.15